INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Loss before Income Tax
Loss before income tax consisted of:

	Year Ended December 31,

	2022	2021	2020

Macau operations	$(271,801)	$(191,655)	$(278,388)
Hong Kong and other jurisdictions operations	(89,124)	(110,804)	(127,715)

Loss before income tax	$(360,925)	$(302,459)	$(406,103)

Summary of Income Tax Expense (Benefit)
The income tax expense (benefit) consisted of:

	Year Ended December 31,

	2022	2021	2020

Income tax expense - current:
Hong Kong Profits Tax	$1	$9	$—

(Over) under provision of income taxes in prior years:
Macau Complementary Tax	—	(29)	—
Hong Kong Profits Tax	—	8	—

Sub-total	—	(21)	—

Income tax expense ( benefit ) - deferred:
Macau Complementary Tax	381	(445)	(1,011)

Total income tax expense ( benefit )	$382	$(457)	$(1,011)

Schedule of Reconciliation of Income Tax Expense (Benefit) from Loss Before Income Tax

A reconciliation of the income tax expense (
benefit
) from loss before income tax per the accompanying consolidated statements of operations is as follows:

	Year Ended December 31,
	2022	2021	2020
Loss before income tax	$(360,925)	$(302,459)	$(406,103)
Macau Complementary Tax rate	12%	12%	12%
Income tax benefit at Macau Complementary Tax rate	(43,311)	(36,295)	(48,732)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(3,449)	(5,385)	(2,995)
Over provision in prior years	—	(21)	—
Effect of income for which no income tax expense is payable	(1,438)	(534)	(295)
Effect of expenses for which no income tax benefit is receivable	16,560	20,970	19,724
Effect of tax losses that cannot be carried forward	—	5,532	10,768
Changes in valuation allowances	16,202	(925)	7,361
Expired tax losses	15,818	16,201	13,158

Income tax expense ( benefit )	$382	$(457)	$(1,011)

Schedule of Net Deferred Tax Liabilities
The net deferred tax liabilities as of December 31, 2022 and 2021 consisted of the following:

	December 31,
	2022	2021
Deferred tax assets
Net operating losses carried forward	$57,522	$45,009
Depreciation and amortization	33,512	30,076
Lease liabilities	1,751	1,883
Others	154	58

Sub-total	92,939	77,026

Valuation allowances	(91,092)	(74,417)

Total deferred tax assets	1,847	2,609

Deferred tax liabilities
Right-of-use assets	(1,576)	(1,750)
Unrealized capital allowances	(653)	(859)

Total deferred tax liabilities	(2,229)	(2,609)

Deferred tax liabilities, net	$(382)	$—